Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) bonds	Jan. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£) bonds
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts to fix debt amount	£ 550
Interest rate swap contracts to fix debt outstanding amount	595
Value of fixed rate debt	£ 1,145
Outstanding contracts rate	1.36
Outstanding contracts average rate	0.79
Hedging gains/(losses) recognised in OCI	£ 0
Cost of hedging reserve	14		£ 0
Reserve Of Gains And Losses On Hedging Instruments	£ 2	£ 2
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average rate Bonds | bonds	1.59		0.86
Euro 2025 senior notes [member] | Libor [member]
Disclosure of detailed information about financial instruments [line items]
Marginal interest rate on reference rate	0.81%
Euro 2021 senior notes [member] | Libor [member]
Disclosure of detailed information about financial instruments [line items]
Marginal interest rate on reference rate	1.36%
Synthetic BRL Debt [Member] | Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding contracts rate	7.53
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.90%
Bottom of range [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.87%
Bottom of range [member] | Euro 2025 senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.375%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.60%
Top of range [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.10%
Top of range [member] | Euro 2021 senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.875%